UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sandler Plus Master Fund, Ltd.

Address:  c/o Olympia Capital (Cayman) Limited
          Caledonian House
          P.O. Box 1043
          George Town, Grand Cayman
          Cayman Islands

13F File Number: 28-12338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven G. Warshavsky
Title:  Director
Phone:  (212) 754-8100


Signature, Place and Date of Signing:


/s/ Steven G. Warshavsky            New York, NY          November 21, 2007 (1)
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


(1) This 13F Notice was previously filed on August 14, 2007, however, due to a clerical error it was filed under "Sandler Plus Offshore Fund, Ltd."

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

  28-06285                  Sandler Capital Management
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